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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004


                                                1
Check here if Amendment [X]; Amendment Number: ____



  This Amendment (Check only one):     [X] is a restatement.
                                       [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:             Genesis Asset Managers, LLP
Address:          P.O. Box 475 Barclays Court
                  Les Echelons, St. Peter Port
                  Guernsey, GYI 6 BA, Channel Islands


13F File Number:  28-10956


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Jeremy D. Paulson-Ellis
Title:            Chairman
Phone:            020-7201-7200

Signature, Place, and Date of Signing:


  /s/ Jeremy D. Paulson-Ellis     London, United Kingdom       September 7, 2004
        [Signature]                   [City, State]                [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  21

Form 13F Information Table Value Total:  $883,039
                                         (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


     No.      13F File Number      Name


     01       28-10955             Genesis Investment Management, LLP



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
                                                                                                               VOTING AUTHORITY
                                 TITLE OF                 VALUE   SHARES/    SH/ PUT/   INVSTMT  OTHER    -------------------------
       NAME OF ISSUER             CLASS     CUSIP       X($1000)  PRN AMT    PRN CALL  DISCRETN MANAGERS  SOLE     SHARED    NONE
AFP Provida Spons                  ADR    US00709P1084   12,348    487,300    SH          Sole     1       244,200    0      243,100
America Movil                      Ord    US02364W1053  121,068  3,328,791    SH          Sole     1     2,129,141    0    1,199,650
Anglogold Ashanti Ltd Spon         ADR    US0351282068   70,842  2,202,792    SH          Sole     1     1,789,173    0      413,619
Check Point Software Tech Ltd      Ord    IL0010824113   65,844  2,439,559    SH          Sole     1     1,526,859    0      912,700
Distribucion y Servicios D&S       ADR    US2547531069   14,482    947,160    SH          Sole     1       617,860    0      329,300
Embotelladora Andina Rep B         ADS    US29081P3038   47,064  4,113,255    SH          Sole     1     2,825,905    0    1,218,950
Femsa                              ADS    US3444191064  130,685  2,850,894    SH          Sole     1     1,792,354    0    1,058,540
Grupo Aeroportuario Sureste        ADR    US40051E2028    5,865    317,054    SH          Sole     1       317,054    0            0
Kookmin Bank Spons                 ADR    US50049M1099    3,693    117,700    SH          Sole     1          0       0      117,700
KT Corporation                     ADR    US48268K1016   23,482  1,301,650    SH          Sole     1       861,050    0      440,600
Lihir Gold Ltd                     ADR    US5323492067      296     21,000    SH          Sole     1        21,000    0            0
Matav                              ADS    US5597761098   34,741  1,710,514    SH          Sole     1     1,353,214    0     357,300
Minera Buenaventura                ADS    US2044481040   20,878    944,702    SH          Sole     1       559,046    0      385,656
Mobile Telesystems                 ADR    US6074091090   87,403    716,415    SH          Sole     1       566,715    0      149,700
Orbotech Ltd                       Com    IL0010823388   14,969    735,567    SH          Sole     1       388,036    0      347,531
Quilmes Industrial (New Preferred) ADR    US74838Y2072   29,994  1,782,149    SH          Sole     1       971,169    0      810,980
SK Telecom Co Ltd                  ADR    US78440P1084   16,440    783,200    SH          Sole     1       485,100    0      298,100
Taiwan Semiconductor Co Ltd        ADR    US8740391003   10,195  1,226,831    SH          Sole     1     1,226,831    0            0
Telefonos de Mexico (L)            ADS    US8794037809   81,331  2,444,561    SH          Sole     1     1,567,261    0      877,300
Vale Rio Doce Spons                ADR    US2044121000   81,969  2,096,400    SH          Sole     1     1,426,014    0      670,386
Wimm-Bill-Dann Foods               ADR    US97263M1099    9,452    677,540    SH          Sole     1       677,540    0            0
                                          Total         883,039